Cover	Jan. 15, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 15, 2026
Entity File Number	000-16335
Entity Registrant Name	RIDGEFIELD ACQUISITION CORP.
Entity Central Index Key	0000812152
Entity Tax Identification Number	84-0922701
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	732 S 6th St.
Entity Address, Address Line Two	Suite R
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89101
City Area Code	510
Local Phone Number	244-0424
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false